Fair Value	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	FAIR VALUE
The Fair Value Measurements and Disclosures Topic of the Accounting Standards Codification (ASC) applies to the Plan's financial assets. The levels of the fair value hierarchy are as follows:
Level 1: Quoted prices in active markets for identical assets
Level 2: Significant other observable inputs
Level 3: Significant unobservable inputs
The following tables present the Plan's financial assets that are measured at fair value on a recurring basis, categorized using the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value at
	December 31,
	2025	Level 1	Level 2	Level 3
The Sherwin-Williams Company common stock	$4,823,725,214	$4,823,725,214
Mutual funds	541,366,478	541,366,478
Money market fund	129,354,517	129,354,517
Total assets in the fair value hierarchy	5,494,446,209	$5,494,446,209	—	—
Collective trust funds	4,709,882,593
Investments at fair value	$10,204,328,802

	Fair Value at
	December 31,
	2024	Level 1	Level 2	Level 3
The Sherwin-Williams Company common stock	$5,701,234,107	$5,701,234,107
Mutual funds	518,643,717	518,643,717
Money market fund	122,175,487	122,175,487
Total assets in the fair value hierarchy	6,342,053,311	$6,342,053,311	—	—
Collective trust funds	4,097,411,496
Investments at fair value	$10,439,464,807
The fair value of The Sherwin-Williams Company common stock and Money market fund is based on quoted prices in active markets for identical securities.
The fair value of Mutual funds is based on quoted redemption values on national security exchanges on the last business day of the Plan year.
The Collective trust funds are measured at net asset value (NAV) using the practical expedient. In accordance with the Fair Value Measurement Topic of the ASC, investments that are measured at NAV using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Statements of Net Assets Available for Benefits. There are no unfunded commitments, significant redemption limitations or restrictions on the ability to sell these funds.